UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York  10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stuart J. Zimmer
Title:    Managing Member
Phone:    (212) 440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer           New York, New York               May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total: $126,355
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

 1         28-7074                                Stuart J. Zimmer
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE


            ITEM 1:            ITEM 2:  ITEM 3:        ITEM 4:     ITEM 5:            ITEM 6:         ITEM 7:     ITEM 8:

                                                                              INVESTMENT DISCRETION           VOTING AUTHORITY
                                                                   SHARES OF  (A)    (B)       (C)    MGRS        (SHARES)
         NAME OF ISSUER       TITLE OF  CUSIP         FAIR MARKET  PINCIPAL        SHARED-    SHARED  SEE      (A)   (B)     (C)
                                CLASS   NUMBER           VALUE     AMOUNT     SOLE AS DEFINED OTHER   INSTR. V SOLE SHARED   NONE


AAR Corp.                        Com    000361 10 5       215,400     20,000        20,000             1            20,000
Advanced Tissue Sciences Inc     Com    00755F 10 3        47,175     15,000        15,000             1            15,000
Anteon Int'l Corp.               Com    03674E 10 8        58,240      2,800         2,800             1             2,800
Aquila Inc Del                   Cl A   03840J 10 6     8,073,000    325,000       325,000             1           325,000
Asbury Automitive Group          Com    043436 10 4        38,125      2,500         2,500             1             2,500
Avant Corp                       Com    053487 10 4       300,450     15,000        15,000             1            15,000
Loews Corp. Carolina Group       Com    540424 20 7       299,900     10,000        10,000             1            10,000
Cinergy Corp                     Com    172474 10 8     3,217,500     90,000        90,000             1            90,000
Click  2 Learn, Inc.             Com    18681S 10 6         1,479        300           300             1               300
Conectiv Inc                     Com    206829 10 3     2,737,900    110,000       110,000             1           110,000
Conectiv Inc                     Cl A   206829 20 2       801,050     37,000        37,000             1            37,000
Consolidated Edison, Inc         Com    209115 10 4     2,619,375     62,500        62,500             1            62,500
Constellation Energy Group Inc   Com    210371 10 0     1,465,375     47,500        47,500             1            47,500
DTE Energy Co                    Com    233331 10 7     8,080,800    177,600       177,600             1           177,600
Duke Energy Corp                 Com    264399 10 6    12,889,763    340,999       340,999             1           340,999
Earthshell Corp.                 Com    27032B 10 0        88,768     60,800        60,800             1            60,800
Edison Intl                      Com    281020 10 7       837,500     50,000        50,000             1            50,000
Energy East Corp                 Com    29266M 10 9       543,750     25,000        25,000             1            25,000
Entergy Corp New                 Com    29364G 10 3     9,658,725    222,500       222,500             1           222,500
EntreMed                         Com    29382F 10 3       223,888     29,459        29,459             1            29,459
Exelon Corp                      Com    30161N 10 1     3,999,235     75,500        75,500             1            75,500
Firstenergy Corp                 Com    337932 10 7    12,362,350    357,500       357,500             1           357,500
FPL Group Inc                    Com    302571 10 4    15,036,375    252,500       252,500             1           252,500
Infonet Svcs Corp                Cl B   45666T 10 6        88,400     40,000        40,000             1            40,000
Integrated Defense Technologies  Com    45819B 10 1         8,325        300           300             1               300
Irvine Sensors Corp              Com    463664 50 8       224,000    200,000       200,000             1           200,000
Mantech International            CL A   564563 10 4       465,000     25,000        25,000             1            25,000
Medis Technologies Ltd           Com    58500P 10 7       430,002     34,988        34,988             1            34,988
Mercator Software Ltd.           Com    587587 10 6     2,290,635    412,727       412,727             1           412,727
NUI Corp                         Com    629431107         106,984      4,300         4,300             1             4,300
P G & E Corp                     Com    69331C 10 8     6,479,000    275,000       275,000             1           275,000
Oxigene Inc                      Com    691828 10 7       123,435     58,500        58,500             1            58,500
PRI Automation Inc               Com    69357H 10 6       466,180     20,000        20,000             1            20,000
Pay Pal, Inc.                    Com    704508 10 1        19,050      1,000         1,000             1             1,000
Peregrine Pharmaceuticals Inc    Com    713661 10 6     3,639,307  1,677,100     1,677,100             1         1,677,100
Pinnacle West Cap Corp           Com    723484 10 1     1,192,705     26,300        26,300             1            26,300
Potomac Elect. Pwr Co            Com    737679 10 0     6,538,000    280,000       280,000             1           280,000
Reliant Res Inc                  Com    75952B 10 5     5,609,325    217,500       217,500             1           217,500
See Beyond Technologies          Com    815704 10 1     4,152,374    542,794       542,794             1           542,794
Sierra Pac Res New               Com    826428 10 4     9,302,985    616,500       616,500             1           616,500
Synaptics Pharmaceutical, Corp.  Com    87156R 10 9        43,125      2,500         2,500             1             2,500
Sypris Solution Inc,             Com    871655 10 6        46,593      3,100         3,100             1             3,100
Travelers Property & Casualty    Com    89420G 10 9       200,000     10,000        10,000             1            10,000
US Plastic Lumber Corp.          Com    902948 10 8       419,048    952,381       952,381             1           952,381
Xybernaut Corp.                  Com    984149 10 4       914,776    571,735       571,735             1           571,735

             TOTAL                                    126,355,372  8,301,183     8,301,183                       8,301,183




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02192.0001 #323444